Offerings	Sep. 10, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Shares, without par value
Amount Registered | shares	42,051,060
Maximum Aggregate Offering Price	$ 697,567,329.40
Fee Rate	0.01531%
Amount of Registration Fee	$ 106,797.56
Offering Note	Represents the maximum number of common shares, without par value, of Strathcona Resources Ltd. ("Strathcona") estimated to be issuable upon consummation of the offer (the "Offer") for all of the issued and outstanding common shares (the "Common Shares") of MEG Energy Corp. ("MEG"), based on 233,617,000 Common Shares (which is the sum of (a) 220,843,240 Common Shares, the estimated number of issued and outstanding Common Shares (assuming full conversion of all outstanding convertible and exercisable securities for Common Shares), other than any Common Shares owned directly or indirectly by Strathcona and its affiliates, and (b) an estimate (solely for purposes of calculating the number of securities to be registered) of a further 12,773,760 Common Shares that may be issued by MEG prior to the expiry date for the Offer), multiplied by 0.80, which represents the number of common shares of Strathcona to be exchanged for each Common Share pursuant to the Offer. If, as a result of stock splits, stock dividends, or similar transactions, the number of securities purported to be registered on this registration statement changes, the provisions of Rule 416 shall apply to this registration statement. Estimated solely for the purpose of calculating the registration fee in accordance with General Instruction II.H to Form F-10. The proposed maximum offering price is equal to the product of (i) US$14.18 (converted from C$19.58 at an exchange rate of C$1.3813 = US$1.00, which was the daily exchange rate as reported by the Bank of Canada on May 5, 2025), which is the average of high and low sale prices of the Common Shares on the Toronto Stock Exchange on May 5, 2025, and (ii) 233,617,000, which is the estimated number of issued and outstanding Common Shares as of May 5, 2025 (assuming full conversion of all outstanding convertible and exercisable securities for Common Shares), other than any Common Shares owned directly or indirectly by Strathcona and its affiliates.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common shares, without par value
Amount Registered | shares	144,842,540
Maximum Aggregate Offering Price	$ 2,615,121,730.60
Amount of Registration Fee	$ 400,375.14
Offering Note	See Offering Note 1 above.